EATON VANCE GLOBAL SMALL-CAP FUND
Supplement to Summary Prospectus dated May 1, 2015 as revised July 24, 2015

The following replaces “Management”:

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Investment Sub-Adviser.  Eaton Vance Management (International) Limited (“EVMI”).

Portfolio Managers

Aidan M. Farrell (lead portfolio manager), Vice President of EVMI, has managed the Fund since July 2015.

Patrick J. O’Brien, Vice President of BMR, has managed the Fund since November 2013.

December 3, 2015	20430 12.3.15